STOCKHOLDERS’ EQUITY - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	$ 1,386,664	$ 1,286,674	$ 1,212,630
Total other comprehensive (loss) income	(62,698)	(2,639)	16,677
Equity at end of period	1,399,364	1,386,664	1,286,674
Other income, net	(20,595)	(4,799)	(10,600)
Fair Value of Derivatives
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	24,403	40,417	8,631
Other comprehensive income (loss) attributable to Dole plc before reclassifications	27,718	(557)	70,930
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	(6,768)	42	(16,407)
Gross amounts reclassified from accumulated other comprehensive loss	(30,573)	(20,669)	(28,522)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	7,346	5,170	5,785
Total other comprehensive (loss) income	(2,277)	(16,014)	31,786
Equity at end of period	22,126	24,403	40,417
Fair Value of Derivatives | Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Gross amounts reclassified from accumulated other comprehensive loss	(32,551)	(24,601)	(21,529)
Pension & Other Postretirement Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(48,229)	(36,938)	(59,822)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	(14,135)	(11,161)	26,183
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	3,971	2,671	(4,653)
Gross amounts reclassified from accumulated other comprehensive loss	(1,978)	(3,679)	1,548
Income tax effect of amounts reclassified from accumulated other comprehensive loss	556	878	(194)
Total other comprehensive (loss) income	(11,586)	(11,291)	22,884
Equity at end of period	(59,815)	(48,229)	(36,938)
Pension & Other Postretirement Benefits | Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other income, net	(1,978)	(3,679)	1,548
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(86,965)	(107,612)	(74,728)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	(41,526)	20,901	(38,329)
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	0	0	0
Gross amounts reclassified from accumulated other comprehensive loss	0	(254)	5,445
Income tax effect of amounts reclassified from accumulated other comprehensive loss	0	0	0
Total other comprehensive (loss) income	(41,526)	20,647	(32,884)
Equity at end of period	(128,491)	(86,965)	(107,612)
Foreign Currency Translation | Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other income, net	0	(253)	5,445
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(110,791)	(104,133)	(125,919)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	(27,943)	9,183	58,784
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	(2,797)	2,713	(21,060)
Gross amounts reclassified from accumulated other comprehensive loss	(32,551)	(24,602)	(21,529)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	7,902	6,048	5,591
Total other comprehensive (loss) income	(55,389)	(6,658)	21,786
Equity at end of period	$ (166,180)	$ (110,791)	$ (104,133)